Commitments (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Commitments Tables
Summary of contract and contribution payable

Below is a summary of contract and contribution payable at September 30, 2016 and December 31, 2015:

	2016	2015
Contribution payable to the University of Pittsburgh, in quarterly installments of $9,375, through July 2016	$-	$28,125
Contract payable to Dr. Jorg Gerlach in connection with the APA. $50,000 is due on December 31, 2016 and $100,000 is due on December 31, 2017	150,000	200,000
Contract for option agreement purchase	-	6,000
Total	150,000	234,125
Less: current portion	(50,000)	(134,125)
Long-term portion	$100,000	$100,000

Below is a summary of contract and contribution payable at December 31, 2015:

	2015	2014
Contribution payable to the University of Pittsburgh, in quarterly installments of $9,375, through July 2016	$28,125	$65,625
Contract payable to Dr. Jorg Gerlach in connection with the APA. $50,000 is currently due. $50,000 is due on December 31, 2016 and $100,000 is due on December 31, 2017	200,000	300,000
Contract for option agreement purchase	6,000
Other	234,125	365,625
Less: current portion	(134,125)	(187,500)
Long-term portion	$100,000	$178,125